UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22026

                           The Gabelli SRI Fund, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                           THE GABELLI SRI FUND, INC.

                            THIRD QUARTER REPORT (a)
                                DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     During the quarter ended December 31, 2008, The Gabelli SRI Fund, Inc. (the "Fund") was down 18.39%, while the Standard & Poor's ("S&P") 500 Index declined 21.95%.

     Enclosed is the investment portfolio as of December 31, 2008.

COMPARATIVE RESULTS

             AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (a)(d)

                                                                   Since
                                           Six                   Inception
                             Quarter     Months      1 Year       (6/1/07)
                             -------     ------      ------      ---------
GABELLI SRI FUND
  CLASS AAA  .............   (18.39)%    (21.48)%    (29.41)%    (24.18)%
S&P 500 Index ............   (21.95)     (28.48)     (36.99)     (26.73)
Class A ..................   (18.47)     (21.46)     (29.33)     (24.14)
                             (23.16)(b)  (25.98)(b)  (33.39)(b)  (26.92)(b)
Class C ..................   (18.57)     (21.77)     (29.88)     (24.67)
                             (19.38)(c)  (22.55)(c)  (30.58)(c)  (24.67)
Class I ..................   (18.36)     (21.45)     (29.21)     (23.99)

IN THE CURRENT PROSPECTUS, THE GROSS EXPENSE RATIOS FOR CLASS AAA, A, C, AND I SHARES ARE 22.50%, 22.50%, 23.25%, AND 22.25%, RESPECTIVELY. THE NET EXPENSE RATIOS AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH MARCH 31, 2009 ARE 2.00%, 2.00%, 2.75%, AND 1.75%, RESPECTIVELY. CLASS AAA AND I
SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A AND C SHARES IS 5.75% AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT www.gabelli.com FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

(d)  THE FUND'S FISCAL YEAR END IS MARCH 31.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI SRI FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

                                                                        MARKET
  SHARES                                                                 VALUE
---------                                                             ----------
            COMMON STOCKS -- 83.3%
            AGRICULTURE -- 3.6%
    2,000   Archer-Daniels-Midland Co. ............................   $   57,660
                                                                      ----------
            AUTOMOTIVE -- 0.4%
    2,000   General Motors Corp. ..................................        6,400
                                                                      ----------
            AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.0%
    1,000   Midas Inc.+ ...........................................       10,490
    1,200   Modine Manufacturing Co. ..............................        5,844
    1,000   O'Reilly Automotive Inc.+ .............................       30,740
                                                                      ----------
                                                                          47,074
                                                                      ----------
            BROADCASTING -- 1.2%
    1,200   CBS Corp., Cl. A ......................................        9,888
      400   Liberty Media Corp. - Capital, Cl. A+ .................        1,884
    6,000   LIN TV Corp., Cl. A+ ..................................        6,540
                                                                      ----------
                                                                          18,312
                                                                      ----------
            BUSINESS SERVICES -- 1.7%
    2,000   Intermec Inc.+ ........................................       26,560
                                                                      ----------
            CABLE AND SATELLITE -- 6.9%
    2,500   Cablevision Systems Corp., Cl. A ......................       42,100
    1,500   DISH Network Corp., Cl. A+ ............................       16,635
      400   Scripps Networks Interactive Inc., Cl. A ..............        8,800
    1,800   The DIRECTV Group Inc.+ ...............................       41,238
                                                                      ----------
                                                                         108,773
                                                                      ----------
            COMPUTER SOFTWARE AND SERVICES -- 1.8%
    1,000   Diebold Inc. ..........................................       28,090
                                                                      ----------
            DIVERSIFIED INDUSTRIAL -- 1.4%
    1,300   Crane Co. .............................................       22,412
                                                                      ----------
            ENERGY AND UTILITIES -- 6.6%
    1,027   Great Plains Energy Inc. ..............................       19,852
    1,200   National Fuel Gas Co. .................................       37,596
    2,000   Rowan Companies Inc. ..................................       31,800
      700   Westar Energy Inc. ....................................       14,357
                                                                      ----------
                                                                         103,605
                                                                      ----------
            ENTERTAINMENT -- 4.8%
    1,000   Grupo Televisa SA, ADR ................................       14,940
    2,000   Liberty Media Corp. - Entertainment, Cl. A+ ...........       34,960
    2,500   Time Warner Inc. ......................................       25,150
                                                                      ----------
                                                                          75,050
                                                                      ----------
            ENVIRONMENTAL SERVICES -- 2.5%
    1,200   Waste Management Inc. .................................       39,768
                                                                      ----------
            EQUIPMENT AND SUPPLIES -- 4.5%
      800   CIRCOR International Inc. .............................       22,000
      800   Flowserve Corp. .......................................       41,200
    1,500   Gerber Scientific Inc.+ ...............................        7,665
                                                                      ----------
                                                                          70,865
                                                                      ----------
            FINANCIAL SERVICES -- 5.5%
    1,600   American Express Co. ..................................       29,680
    1,000   Citigroup Inc. ........................................        6,710
    1,500   Sterling Bancorp ......................................       21,045
    1,200   SWS Group Inc. ........................................       22,740
    1,000   The Blackstone Group LP ...............................        6,530
                                                                      ----------
                                                                          86,705
                                                                      ----------
            FOOD AND BEVERAGE -- 13.9%
      840   Cadbury plc, ADR ......................................       29,963
      700   Campbell Soup Co. .....................................       21,007

                                                                        MARKET
  SHARES                                                                 VALUE
---------                                                             ----------
    1,500   Dr. Pepper Snapple Group Inc.+ ........................   $   24,375
      600   General Mills Inc. ....................................       36,450
      500   Groupe Danone, ADR ....................................        6,040
    1,500   PepsiAmericas Inc. ....................................       30,540
      800   The Coca-Cola Co. .....................................       36,216
    1,000   The Hershey Co. .......................................       34,740
                                                                      ----------
                                                                         219,331
                                                                      ----------
            HEALTH CARE -- 2.1%
    1,600   Advanced Medical Optics Inc.+ .........................       10,576
      200   AngioDynamics Inc.+ ...................................        2,738
      500   Zimmer Holdings Inc.+ .................................       20,210
                                                                      ----------
                                                                          33,524
                                                                      ----------
            HOTELS -- 0.7%
    1,000   Gaylord Entertainment Co.+ ............................       10,840
                                                                      ----------
            MACHINERY -- 1.7%
      800   Donaldson Co. Inc. ....................................       26,920
                                                                      ----------
            PUBLISHING -- 0.1%
    1,033   The E.W. Scripps Co., Cl. A ...........................        2,283
                                                                      ----------
            RETAIL -- 3.0%
    1,200   CVS Caremark Corp. ....................................       34,488
    2,000   The Great Atlantic & Pacific Tea Co. Inc.+ ............       12,540
                                                                      ----------
                                                                          47,028
                                                                      ----------
            SPECIALTY CHEMICALS -- 5.1%
      700   International Flavors & Fragrances Inc. ...............       20,804
      500   Rohm and Haas Co. .....................................       30,895
      400   Sensient Technologies Corp. ...........................        9,552
    1,000   Zep Inc. ..............................................       19,310
                                                                      ----------
                                                                          80,561
                                                                      ----------
            TELECOMMUNICATIONS -- 6.7%
    1,000   CenturyTel Inc. .......................................       27,330
    8,000   Sprint Nextel Corp.+ ..................................       14,640
    2,000   Telephone & Data Systems Inc. .........................       63,500
                                                                      ----------
                                                                         105,470
                                                                      ----------
            TRANSPORTATION -- 2.0%
    1,000   GATX Corp. ............................................       30,970
                                                                      ----------
            WIRELESS COMMUNICATIONS -- 4.1%
    1,500   United States Cellular Corp.+ .........................       64,860
                                                                      ----------
            TOTAL COMMON STOCKS ...................................    1,313,061
                                                                      ----------

PRINCIPAL
  AMOUNT
---------
            U.S. GOVERNMENT OBLIGATIONS -- 16.7%
 $263,000   U.S. Treasury Bills,
            0.122% to 0.173%++, 06/04/09 to 06/18/09 ..............      262,849
                                                                      ----------
            TOTAL INVESTMENTS -- 100.0%
            (Cost $2,111,465) .....................................   $1,575,910
                                                                      ==========
            Aggregate book cost ...................................   $2,111,465
                                                                      ==========
            Gross unrealized appreciation .........................   $   30,712
            Gross unrealized depreciation .........................     (566,267)
                                                                      ----------
            Net unrealized appreciation/depreciation ..............   $ (535,555)
                                                                      ==========

----------
+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

               See accompanying notes to schedule of investments.

THE GABELLI SRI FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                INVESTMENTS IN
                                                  SECURITIES
                                                (MARKET VALUE)
VALUATION INPUTS                                    ASSETS
----------------                                --------------
Level 1 - Quoted Prices                           $1,313,061
Level 2 - Other Significant Observable Inputs        262,849
                                                  ----------
TOTAL                                             $1,575,910
                                                  ==========

There were no Level 3 investments at March 31, 2008 or December 31, 2008.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's disclosures.

                                    (GRAPHIC)

THE GABELLI SRI FUND, INC.

                                                            THIRD QUARTER REPORT
                                                               DECEMBER 31, 2008

                           THE GABELLI SRI FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER,
GAMCO INVESTORS, INC.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

Clarence A. Davis
CHIEF EXECUTIVE OFFICER,
NESTOR, INC.

Anthonie C. van Ekris
CHAIRMAN, BALMAC
INTERNATIONAL, INC.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                           The Bank of New York Mellon

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of The Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q408SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli SRI Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       March 2, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       March 2, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       March 2, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.